Shareholder Report, Line Graph (Details) 193636_Reckoner BBB-B CLO ETF_TF_TSR Annual {TF} - USD ($)		12 Months Ended
	Oct. 21, 2025	Jun. 30, 2026
Reckoner BBB-B CLO ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Reckoner BBB-B CLO ETF NAV
Accumulated Value	$ 10,000	$ 10,424
Bloomberg U.S. Corporate High Yield Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Corporate High Yield Index
Accumulated Value	10,000	$ 10,321
JP Morgan CLO High Quality Mezzanine Index Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JP Morgan CLO High Quality Mezzanine Index Total Return
Accumulated Value	$ 10,000	$ 10,410